Other payables (Details 3) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	$ 1,060	$ 2,784
Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections		1,416
Twenty twenty three member
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	975	1,364
Twenty twenty four member
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	30	4
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	30
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	$ 25